Guarantee deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Jan. 01, 2021 [1]
Current assets:
Credit letters deposits	$ 44,609	$ 54,767
Aircraft maintenance deposits paid to lessors (Note 1j)	16,767	21,127
Deposits for rental of flight equipment	1,583	1,687
Other guarantee deposits	1,398	1,409
Total current guarantee deposits	64,357	78,990	[1]	$ 57,245
Non-current assets:
Aircraft maintenance deposits paid to lessors	424,347	404,237
Deposits for rental of flight equipment	56,049	50,007
Other guarantee deposits	3,482	1,128
Total non-current guarantee deposits	483,878	455,372	[1]	$ 422,320
Total guarantee deposits	$ 548,235	$ 534,362

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.